SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These unaudited interim condensed consolidated financial statements of the Company, its subsidiaries and VIE (collectively the “Group”) have been prepared in accordance with U.S. GAAP for interim financial information using accounting policies that are consistent with those used in the preparation of the Group’s audited condensed consolidated financial statements for the fiscal year ended June 30, 2021. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Group for each of the periods presented. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary in order to make the financial statements not misleading have been included. The results of operations for the six months period ended December 31, 2021 are not necessarily indicative of results to be expected for any other interim period or for the year ended June 30, 202
2
. The consolidated balance sheet as of June 30, 2021 was derived from the audited condensed consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s condensed consolidated financial statements for the year ended June 30, 2021.

Principles of Consolidation
Principles of Consolidation
The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE. All inter-company transactions and balances between the Company, its subsidiaries, and the VIE are eliminated upon consolidation. The Company includes the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated solutions contracts and service contracts, allowance for credit losses of accounts receivable, costs and estimated earnings in excess of billings, accounts receivable retention and other receivables, fair value of bifurcated derivative, fair value of warranties, valuation allowance of deferred tax assets, impairment of goodwill and other long-lived assets, goodwill related to the acquisition of Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”), Shandong Lukang Pharmaceutical Engineering Design Co., Ltd (“Shandong Lukang”) and Beijing Hollysys Industrial Software Company Ltd (“Hollysys Industrial Software”), provision for loss contracts, incremental borrowing rate (“IBR”) for operating leases, net realizable value of inventory, and valuation and recognition of share-based compensation expenses. Management’s estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Foreign currency translations and transactions
Foreign currency translations and transactions
The Company’s functional currency is the United States dollar (“US dollar” or “$”); whereas the Company’s subsidiaries and VIE use the primary currency of the economic environment in which their operations are conducted as their functional currency. According to the criteria of Accounting Standards Codification (“ASC”) Topic 830,
Foreign currency matters
(“ASC 830”), the Company uses the US dollar as its reporting currency.
The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the condensed consolidated statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive (loss) income. Transactions dominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates, and the exchange gains or losses are reflected in the condensed consolidated statements of comprehensive income for the reporting period.
Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings.
“RMB” and “CNY” refer to Renminbi, the legal currency of China; “SGD” and “S$” refer to the Singapore dollar, the legal currency of Singapore; “US dollar,” “$” and “US$” refer to the legal currency of the United States; “MYR” refers to the Malaysian Ringgit, the legal currency of Malaysia; “AED” refers to the United Arab Emirates Dirham, the legal currency of United Arab Emirates; “HKD” refers to the Hong Kong dollar, the legal currency of Hong Kong; “MOP” refers to the Macau Pataca, the legal currency of Macau; “INR” refers to the Indian Rupee, the legal currency of India; and “QAR” refers to the Qatar Riyal, the legal currency of Qatar; “IDR” refers to Indonesia Rupiah, the legal currency of Indonesia;

Business combinations
Business combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,
Business Combinations
(“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the condensed consolidated statements of comprehensive income.
The determination and allocation of fair values of the identifiable assets acquired, liabilities assumed and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.
Acquisition-related costs are recognized as general and administrative expenses in the condensed consolidated statements of comprehensive income as incurred.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Short-term investments
Short-term investments
Short-term investments consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of December 31, 2021, $22,181, $4,278, and $8,310 of short-term investments were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively. As of June 30, 2021, $40,254, $4,293, and $4,261 of short-term investments were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively.

Restricted cash
Restricted cash
Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees, or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue recognition
Revenue recognition
Integrated solutions contracts
Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from six months to five years excluding the warranty period. The majority of the contracts have a duration longer than one year.
Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are also recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for mechanical and electrical solution are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from six months to three years excluding the warranty period. The majority of the contracts have a duration longer than one year.
In accordance with ASC 606,
Revenue from Contract with Customers
(“ASC 606”), recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Extent of progress toward completion is measured using the cost-to-cost
method where the progress (the percentage complete) is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for the integrated solutions contracts. The Company’s estimates of total costs expected to be incurred for an integrated solutions contract include assumptions regarding the Company’s future effort or input such as direct costs of equipment and materials and direct labor costs. Significant estimation uncertainty exists due to the long construction periods and sensitivity of these assumptions to extent of progress towards completion and estimated total costs of integrated solutions contracts, as both impact revenue and gross profit realization. The significant assumptions are forward-looking and could be affected by future economic and market conditions and changes in the level of efforts and costs required to complete the integrated solutions contracts. The total costs incurred may not always be proportionate to the entity’s progress in satisfying their performance obligations. Changes in the estimated total costs affects the revenue recognized in the current period and in future periods. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.
The Company reviews and updates the estimated total costs of the contracts at least annually. Revisions to contract revenue and estimated total costs of the contracts are made in the period in which the facts and circumstances that cause the revision become known and are accounted for as changes in estimates. Excluding the impact of change orders, if the estimated total costs of integrated solutions contracts, which were revised during the six months ended December 31, 2020 and 2021, had been used as a basis of recognition of integrated contract revenue since the contract commencement, net income for the six months ended December 31, 2020 and 2021 would have been decreased by $5,440 and $17,169, respectively; basic net income per share for the six months ended December 31, 2020 and 2021 would have decreased by $0.09 and $0.28, respectively; and diluted net income per share for the six months ended December 31, 2020 and 2021 would have decreased by $0.09 and $0.28, respectively. Revisions to the estimated total costs for the six months ended December 31, 2020 and 2021 were made in the ordinary course of business.
The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.
Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met. Recognition of accounts receivable and costs and estimated earnings in excess of billings are discussed below.
The Company generally recognizes 100% of the contractual revenue when the customer acceptance has been obtained and no further major costs are estimated to be incurred, and normally this is also when the warranty period commences. Revenues are presented net of value-added tax collected on behalf of the government.
Product sales
The Company’s products mainly include hardware and software. Revenue generated from sales of products is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration to which the Company expects to be entitled to in exchange for those goods. Revenues are presented net of value-added tax collected on behalf of the government.
Services rendered
The Company mainly provides the following services:
The Company provides maintenance service which is generally completed onsite at the customers’ premises. Revenue is recognized over time by using the cost-to-cost
method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company. As costs incurred represent work performed, the Company believes this method best depicts transfer of control to the customer. Revenues are presented net of value-added tax collected on behalf of the government.
The Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solutions contracts. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company uses time elapsed to measure the progress toward complete satisfaction of the performance obligation and recognizes revenue ratably over the contractual term. Revenues are presented net of value-added tax collected on behalf of the government.
Excluding the impact of change orders, if the estimated total costs of service contracts, which were revised during the six months ended December 31, 2020 and 2021, had been used as a basis of recognition of service contract revenue since the contract commencement, net income for the six months ended December 31, 2020 and 2021 would have decreased by $5,585 and $3,923, respectively; basic net income per share for the six months ended December 31, 2020 and 2021 would have decreased by $0.09 and $0.06, respectively; and diluted net income per share for the six months ended December 31, 2020 and 2021, would have decreased by $0.09 and $0.06, respectively. Revisions to the estimated total costs for the six months ended December 31, 2021 were made in the ordinary course of business.
Contract assets
Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company includes the following in contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost
method, which are recorded in the balance sheet as costs and estimated earnings in excess of billing; and (ii) accounts receivable retention amounts which are held by customers from Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period.
Performance of the integrated solutions contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual terms. There are different billing practices in the PRC, overseas operating subsidiaries and the VIEs (Concord and Bond Groups). For the Company’s PRC subsidiaries, billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run
and customer acceptance, and 4) end of the warranty period. The amounts to be billed at each milestone are specified in the contract. All integrated solutions contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated solutions contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solutions contract is scheduled at the end of a warranty period. There are no significant financing components in the integrate solutions contracts.
For Concord and Bond Groups, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord or Bond Groups based on the certified billings according to the payment terms mutually agreed between the customers and Concord or Bond Groups. Certain amounts are retained by the customer and payable to Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period. The retained amounts are recorded as accounts receivable retention.
Contract liabilities
Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the balance sheet as deferred revenue.
The Company receives prepayments for integrated solutions contracts, product sales and service contracts for goods or services to be provided in the future. Prepayments received are recorded as deferred revenue, which is recognized as revenue based on the revenue recognition policies disclosed above for integrated solutions contracts, product sales and services rendered.

Accounts receivable and costs and estimated earnings in excess of billings
Accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention
The carrying value of the Company’s accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention, net of the allowance for credit losses, represents their estimated net realizable value. The allowance for credit losses reflects the Company’s current estimate of credit losses expected to be incurred over the life of the receivables. The Company assesses collectability by reviewing accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention on a collective basis where similar characteristics exist, primarily based on similar business segment, service, product offerings or geographic locations and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. The Company considers various factors in establishing, monitoring, and adjusting its allowance for credit losses including historical collectability based on past due status, the age of the accounts receivable balances, costs and estimated earnings in excess of billings balances and account receivable retention balances, credit quality of the Company’s customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from counter parties. The Company’s monitoring activities include timely account reconciliation, dispute resolution, payment confirmation, consideration of customers’ financial condition and macroeconomic conditions. Balances are written off when determined to be uncollectible. The Company does not require collateral from its customers and does not charge interest for late payments by its customers.

Inventories
Inventories
Inventories comprise raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are stated at the lower of cost and net realizable value. The Company uses the weighted average cost method as its inventory costing method.
The Company assesses the lower of cost and net realizable value for non-saleable,
excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable,
excess or obsolete raw materials,
work-in-process
and finished goods by charging such write-downs to cost of integrated solutions contracts and/or costs of products sold.

Warranties
Warranties
Warranties represent a major term under integrated solutions contracts and maintenance service contracts, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under a service contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for the related contract throughout the contract period.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 10 years
Vehicles	5 - 10 years
Electronic and other equipment	3 - 10 years
Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.
Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net
Prepaid land leases, net
Prepaid land lease payments, for the land use right of four parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible assets, net
Intangible assets, net
Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets are amortized using a straight-line method.
The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 years
Residual values are considered nil.

Operating lease as lessor
Operating lease as lessor
The Company classifies a lease as an operating, sales-type or direct financing lease at lease commencement date as appropriate under ASC 842,
Leases
. For operating leases, the Company recognizes rental income over the non-cancellable
lease term on a straight-line basis. The Company does not have any sales-type or direct financing lease for the six months ended December 31, 2020 and 2021.

Income taxes
Income taxes
The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company follows ASC 740,
Income Taxes
(“ASC 740”)
,
which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each annual filling is done, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Segment reporting
Segment reporting
In accordance with ASC 280,
Segment Reporting
(“ASC 280”),
segment reporting is determined based on how the Company’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments in the financial reporting structure and their management report, namely industrial automation (“IA”), rail transportation (“Rail”) and mechanical and electrical solutions (“M&E”). The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Investments in equity investees and equity securities
Investments in equity investees and equity securities
The Company accounts for its equity investments under the equity method when the Company has rights and the ability to exercise significant influence over the investees. The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.
Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. When dividends from an investee exceed the carrying amount of an equity method investment, the excess distribution is recognized as a gain and reported as share of net income of equity investees, net in the condensed consolidated statements of comprehensive income when the Company is not liable for the obligations of the investee nor otherwise committed to provide financial support. In such cases, subsequent equity method earnings are not recorded until subsequent earnings equal the gain recorded. Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the condensed consolidated statements of comprehensive income when the decline in value is considered other than temporary. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Company has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Company would continue to report its share of equity method losses in its condensed consolidated statement of comprehensive income after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of its other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference.
The Company uses the cumulative earnings approach to classify distributions received from equity investees. Under this approach, distributions received from equity investees are presumed to be a return on the investment and are classified as cash inflows from operating activities unless the distributions received exceed cumulative equity in earnings recognized by the investor. In such case, the excess is considered a return of investment and is classified as cash inflows from investing activities.
For equity investments other than those accounted for under the equity method or those that result in consolidation of the investee, the Company measures equity investments at fair value and recognizes any changes in fair value in net income. However, for equity investments that do not have readily determinable fair values and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company chooses to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. At each reporting date, the Company is required to make a qualitative assessment as to whether equity investments without a readily determinable fair value for which the measurement alternative is elected is impaired. In the event that a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than the carrying value, the carrying value is written down to its fair value. A variety of factors are considered when determining if a decline in fair value is below carrying value, including, among others, the financial condition and prospects of the investee.

Income per share
Income per share
Income per share is computed in accordance with ASC 260,
Earnings per Share
(“ASC 260”). Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities such as stock options and restricted shares have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive.

Fair value measurements
Fair value measurements
The Company follows ASC 820 which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Recent accounting pronouncements
Recent accounting pronouncements
Recently Adopted Standards
In December 2019, the FASB issued ASU 2019-12, “
Simplifying the Accounting for Income Taxes,
” as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance on July 1, 2021, and the adoption of this guidance did not have material impact to the Company’s consolidated financial statements and related disclosures.
In January 2020, the FASB issued ASU No. 2020-01,
Investments
—
Equity Securities
(Topic 321),
Investments
—
Equity Method and Joint Ventures
(Topic 323), and
Derivatives and Hedging
(Topic 815)—
Clarifying the Interactions
between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)(“ASU 2020-01”), which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323. ASU 2020-01 could change how an entity accounts for an equity security under the measurement alternative. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company adopted this guidance on July 1, 2021, and the adoption of this guidance did not have material impact to the Company’s consolidated financial statements and related disclosures.
Standards Effective in Future Years
In March 2020, the FASB issued ASU No. 2020-04, “
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
” (ASU 2020-04, as amended), which provides optional expedients, and allows for certain exceptions to existing GAAP, for contract modifications triggered by the expected market transition of certain benchmark interest rates to alternative reference rates. ASU 2020-04 applies to contracts hedging relationships, certain derivatives and other arrangements that reference the London Interbank Offering Rate (LIBOR) or any other rates ending after December 31, 2022. ASU 2020-04, as amended, became effective immediately. Management does not believe the adoption of ASU 2020-04, including optional expedients will materially impact our financial statements.
In August 2020, the FASB issued ASU No. 2020-06,
Debt with Conversion and Other Options and Derivative and Hedging - Contracts in Entity’s Own Equity
, which simplifies the accounting for convertible instruments. This guidance eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is required to be adopted by us in the first quarter of 2023 and must be applied using either a modified or full retrospective approach. The Company is currently assessing the expected impact of the future adoption of this guidance.